Financial Risk Management Objective and Policies (Details) - Schedule of Increased/(Decreased) Financial Instruments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Increased/(Decreased) Financial Instruments [Abstract]
Increase/decrease in USD rate to the Egyptian Pound	+/-5%	+/-5%
Effect on loss before tax USD	$ 301,433	$ 76,352